Acquisition of Navios Containers - Acquired finite lived intangible liability (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Aug. 25, 2021	Mar. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Unfavorable lease terms	$ (27,984)	$ (47,906)	$ (6,529)	$ (224,490)